income taxes - Temporary differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of temporary differences
Balance at beginning of period	$ 4,352	$ 4,436
Deferred income tax expense recognized in Net income	(167)	(140)
Deferred income tax expense recognized in other comprehensive income	(45)	(40)
Deferred income taxes charged directly to owners' equity and other	73	96
Balance at end of period	4,213	4,352
Property, plant, and equipment (owned) and intangible assets subject to amortization
Reconciliation of temporary differences
Balance at beginning of period	2,730	2,846
Deferred income tax expense recognized in Net income	(88)	(237)
Deferred income taxes charged directly to owners' equity and other	51	121
Balance at end of period	2,693	2,730
Intangible assets with indefinite lives
Reconciliation of temporary differences
Balance at beginning of period	1,945	1,856
Deferred income tax expense recognized in Net income	80	89
Balance at end of period	2,025	1,945
Property plant and equipment (leased), net of lease liabilities
Reconciliation of temporary differences
Balance at beginning of period	43	(32)
Deferred income tax expense recognized in Net income	(38)	75
Balance at end of period	5	43
Contract assets and liabilities
Reconciliation of temporary differences
Balance at beginning of period	126	105
Deferred income tax expense recognized in Net income	42	21
Balance at end of period	168	126
Net pension amounts
Reconciliation of temporary differences
Balance at beginning of period	(50)	(34)
Deferred income tax expense recognized in Net income	(13)	(16)
Deferred income tax expense recognized in other comprehensive income	2
Balance at end of period	(61)	(50)
Provisions not currently deductible
Reconciliation of temporary differences
Balance at beginning of period	(204)	(150)
Deferred income tax expense recognized in Net income	(5)	(52)
Deferred income taxes charged directly to owners' equity and other	(3)	(2)
Balance at end of period	(212)	(204)
Losses available to be carried forward
Reconciliation of temporary differences
Balance at beginning of period	(202)	(144)
Deferred income tax expense recognized in Net income	(36)	(37)
Deferred income taxes charged directly to owners' equity and other	(7)	(21)
Balance at end of period	(245)	(202)
Share-based compensation amounts and other
Reconciliation of temporary differences
Balance at beginning of period	(36)	(11)
Deferred income tax expense recognized in Net income	(109)	17
Deferred income tax expense recognized in other comprehensive income	(47)	(40)
Deferred income taxes charged directly to owners' equity and other	32	(2)
Balance at end of period	$ (160)	$ (36)